Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7 — INVENTORIES

At September 30, 2021 and December 31, 2020, the inventory balances are composed of parts and components consisting of materials and parts used in construction and the appliances and automotive are finished goods for sale.

	September 30, 2021	December 31, 2020
Parts and components	$24,554	$6,308
Appliances	1,974,708	2,029,270
Automotive	2,317,488	—
Subtotal	4,316,750	2,035,578
Allowance for inventory obsolescence	(160,824)	(12,824)
Inventories, net	$4,155,926	$2,022,754

At December 31, 2020 and 2019, the inventory balances are composed of:

	December 31, 2020	December 31, 2019
Machinery and Equipment	$331,935	$119,444
Parts	147,999	142,443
Appliances	2,029,270	—
Subtotal	2,509,204	261,887
Allowance for inventory obsolescence	(181,371)	(26,545)
Inventories, net	$2,327,833	$235,342

Inventory and accounts receivable are pledged to secure a loan from Home State Bank described below.